Average Annual Total Returns - ClearBridge Variable Small Cap Growth Portfolio	May 01, 2021
Russell 2000 Growth Index (reflects no deduction for fees, expenses or taxes)
Average Annual Return:
1 Year	34.63%
5 Years	16.36%
10 Years	13.48%
Class I
Average Annual Return:
1 Year	43.26%
5 Years	19.84%
10 Years	15.92%
Class II
Average Annual Return:
1 Year	42.91%
5 Years	19.54%
10 Years	15.59%